Consolidated Statements of Stockholders Equity - USD ($)	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings
Balance at February 27, 2020 (inception) at Feb. 26, 2020	$ 0			$ 0	$ 0
Balance at the beginning ,Temporary Equity Shares at Feb. 26, 2020		0
Balance at the beginning, Temporary equity at Feb. 26, 2020		$ 0
Balance at the beginning at Feb. 26, 2020			0
Common Stock, Par Value at Feb. 26, 2020			$ 0
Net loss	(13,006,000)				(13,006,000)
Balance at the end at Dec. 31, 2020	$ (13,006,000)			0	(13,006,000)
Balance at the end at Dec. 31, 2020		0
Balance at the end at Dec. 31, 2020		$ 0
Balance at the end at Dec. 31, 2020	0		0
Common Stock, Par Value at Dec. 31, 2020	$ 0.00001		$ 0
Net loss	$ (38,518,000)				(38,518,000)
Balance at the end at Dec. 31, 2021	$ 266,294,000			317,812,000	$ (51,524,000)
Balance at the end at Dec. 31, 2021		0
Balance at the end at Dec. 31, 2021		$ 0
Balance at the end at Dec. 31, 2021	56,765,533		56,765,533
Common Stock, Par Value at Dec. 31, 2021	$ 0.0001		$ 6,000
Conversion of Preferred stock, Shares		(19,601,193)	19,601,193
Issuance of common stock in connection with the Business Combination Transaction, net of the transaction costs of $16,472			25,758,750
Issuance of common stock in connection with the Business Combination Transaction Value			$ 3,000
Issuance of common stock in connection with the Business Combination, net of the transaction	$ 184,901,000			184,898,000
Redemption of common stock in connection with the Business Combination Share			(243,989)
Redemption of common stock in connection with the Business Combination	$ (2,440,000)			(2,440,000)
Common stock issued through Business Combination and PIPE	32,500,000		7,500,000
Common stock issued	$ 75,000,000		$ 1,000	74,999,000
Exercise of options	4,000			4,000
Excersise of option share			1,408
Issuance of Series A convertible preferred stock for cash, net of issuance costs of $176 (Shares)		13,756,122
Issuance of Series A convertible preferred stock for cash, net of issuance costs of $176		$ 44,324,000
Conversion of preferred stock	59,132,000	$ (59,132,000)	$ 2,000	59,130,000
Share-based compensation expense	$ 1,221,000			$ 1,221,000
Conversion of SAFE agreements into shares of convertible preferred stock (Shares)		5,845,071
Conversion of SAFE agreements into shares of convertible preferred stock		$ 14,808,000
Vesting of restricted stock awards into common stock			4,148,171